UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: _December 31, 2001______________

Check here if Amendment [   ];        Amendment Number: ___
This Amendment (Check only one.):     [   ] is a restatement.
                                      [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Morton H. Sachs & Company, DBA The Sachs Company
           --------------------------------------------------
Address:   1346 South Third Street
           --------------------------------------------------
           Louisville, Kentucky  40208
           --------------------------------------------------

Form 13F File Number:    28-1718
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
           ---------------------------
Title:     President
           ---------------------------
Phone:     (502) 636-5282
           ---------------------------

Signature, Place, and Date of Signing:

\S\                           Louisville, Kentucky      February 4, 2002
-------------------------     --------------------      -------------------
[Signature]                      [City, State]           [Date]

Report Type          (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number      Name

 28- _________________     _________________________-  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   None
                                               ----------------
Form 13F Information Table Entry Total:               98
                                               ----------------
Form 13F Information Table Value Total:             $ 92,647
                                               ----------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number                 Name

                         28-1718
          -----      ---------------------        ----------------------

           [Repeat as necessary.]

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                                THE SACHS COMPANY
                                    FORM 13F

                                                                        INVESTMENT DESCRETION               VOTING AUTHORITY
                           CUSIP            MARKET                -------------------------------   --------------------------------
    NAME OF ISSUER         NUMBER           VALUE       SHARES    (A) SOLE  (B) SHARED  (C) OTHER   (A) SOLE  (B) SHARED  (C) OTHER
    --------------         ------           -----       ------    --------  ----------  ---------   --------  ----------  ---------

ABBOTT LABORATORIES        002824100       875,275      15,700    X                                                          15,700
ABIOMED INC                003654100       677,096      42,800    X                                                          42,800
AEGON NV                   007924103       643,122      24,024    X                                                          24,024
AIR PRODUCTS & CHEMIC      009158106       340,004       7,248    X                                                           7,248
AMERISERV FINANCIAL I      03074A102     1,783,200     371,500    X                                                         371,500
ANALOG DEVICES INC         032654105       665,850      15,000    X                                                          15,000
BANK OF AMERICA            060505104       311,602       4,950    X                                                           4,950
BANK ONE CORP              06423A103     1,539,663      39,428    X                                                          39,428
BARCLAYS BK PLC ADR E      06738C836       408,032      15,550    X                                                          15,550
BARNES & NOBLE INC         067774109     1,130,720      38,200    X                                                          38,200
BAY VIEW CAP CORP DEL      07262L101     1,262,226     172,200    X                                                         172,200
BELLSOUTH CORP             079860102       555,235      14,554    X                                                          14,554
BP AMOCO LP ADR            055622104       575,794      12,380    X                                                          12,380
BRISTOL MYERS SQUIBB       110122108       729,300      14,300    X                                                          14,300
CHEVRONTEXACO CORPORA      166764100       400,467       4,469    X                                                           4,469
CHIEF CONSOLIDATED MI      168628105        67,500      22,500    X                                                          22,500
CINERGY CORP               172474108       407,846      12,200    X                                                          12,200
CITIGROUP INC              172967101       768,911      15,232    X                                                          15,232
COMPASS BANCSHARES IN      20449H109     2,221,550      78,500    X                                                          78,500
DISNEY, WALT CO            254687106       248,640      12,000    X                                                          12,000
E M C CORP                 268648102       260,736      19,400    X                                                          19,400
EXXON MOBIL CORPORATI      30231G102     2,342,044      59,594    X                                                          59,594
FEDERAL RLTY INVT TR       313747206     1,198,300      52,100    X                                                          52,100
FELCOR LODGING TR INC      31430F101     1,701,078     101,800    X                                                         101,800
FIFTH THIRD BANCORP        316773100       629,717      10,226    X                                                          10,226
FIRST TENN NATL CORP       337162101       917,378      25,300    X                                                          25,300
FOREST LABORATORIES I      345838106       819,500      10,000    X                                                          10,000
GATEWAY INC COM            367626108        80,400      10,000    X                                                          10,000
General Electric Co.       369604103     1,016,950      25,373    X                                                          25,373
GOLDEN ST VINTNERS IN      38121K208       889,625     161,750    X                                                         161,750
GREY GLOBAL GROUP INC      39787M108       333,375         500    X                                                             500
HEALTH NET INC             42222G108     1,557,270      71,500    X                                                          71,500
HILTON HOTELS CORP CO      432848109       409,500      37,500    X                                                          37,500
HUMANA INC                 444859102       966,780      82,000    X                                                          82,000
HUNTINGTON BANCSHARES      446150104       192,958      11,225    X                                                          11,225
IMMUCOR INC                452526106       131,780      11,000    X                                                          11,000
INTEL CORP                 458140100       253,959       8,075    X                                                           8,075
INTERLEUKIN GENETICS       458738101        44,880      33,000    X                                                          33,000
INTERNATIONAL BUSINES      459200101       737,856       6,100    X                                                           6,100
ISHARES TR RSSLL 2000      464287655       483,350       5,000    X                                                           5,000
ISTAR FINL INC COM         45031U101     3,470,545     139,100    X                                                         139,100
J.P. MORGAN CHASE & C      46625H100       285,711       7,860    X                                                           7,860
KERR MCGEE CORP            492386107       328,800       6,000    X                                                           6,000
KROGER CO                  501044101       923,456      44,248    X                                                          44,248
LADENBURG THALMANN FI      50575Q102        16,038      18,435    X                                                          18,435
LEGG MASON INC             524901105       299,880       6,000    X                                                           6,000
MARRIOTT INTERNATIONA      571903202       207,315       5,100    X                                                           5,100
MCKESSON HBOC INC          58155Q103       822,800      22,000    X                                                          22,000
MCLEODUSA INC COM          582266102        55,500     150,000    X                                                         150,000
MERCK & CO INC             589331107       209,681       3,566    X                                                           3,566
MIDLAND CO                 597486109       394,200       9,000    X                                                           9,000
NATIONAL CITY CORP         635405103     1,344,338      45,976    X                                                          45,976
NATIONWIDE HEALTH PPT      638620104     2,610,993     139,700    X                                                         139,700
NORTEL NETWORKS CORP       656568102       649,500      86,600    X                                                          86,600
NORTH FORK BANCORP IN      659424105     2,671,165      83,500    X                                                          83,500
NOVARTIS AG SPONSORE       66987V109     2,071,375      56,750    X                                                          56,750
OHIO CASUALTY CORP         677240103     2,994,930     186,600    X                                                         186,600
ORBITAL SCIENCE CORP.      685564AC0       507,500     700,000    X                                                         700,000
PACIFIC NORTHWEST BAN      69466M103       440,913      21,550    X                                                          21,550
PACIFICARE HLTH SYS I      695112102     4,241,600     265,100    X                                                         265,100
PAYCHEX INC                704326107       683,280      19,500    X                                                          19,500
PFIZER INC                 717081103     2,247,540      56,400    X                                                          56,400
PHILIP MORRIS COS INC      718154107       589,172      12,850    X                                                          12,850
PHILLIPS PETROLEUM CO      718507106       373,612       6,200    X                                                           6,200
PNC FINANCIAL CORP         693475105     1,748,213      31,107    X                                                          31,107
PROCTER & GAMBLE COMP      742718109     1,758,189      22,219    X                                                          22,219
PROVIDIAN FINANCIAL C      74406A102     1,202,598     338,760    X                                                         338,760
PTEK HLDGS INC COM         69366M104       261,375      76,875    X                                                          76,875
PULASKI FINANCIAL COR      745548107       315,000      20,000    X                                                          20,000
QUALCOMM INC               747525103     2,899,710      57,420    X                                                          57,420
RAILAMERICA INC COM        750753105       262,701      18,180    X                                                          18,180
RAYMOND JAMES FINANCI      754730109       213,120       6,000    X                                                           6,000
REGIS CORP                 758932107     4,010,723     155,575    X                                                         155,575
RFS HOTEL INVESTORS I      74955J108       167,286      14,700    X                                                          14,700
ROYAL BK SCOTLAND GRO      780097887       428,400      17,000    X                                                          17,000
SENIOR HSG PPTYS TR S      81721M109     2,330,621     167,550    X                                                         167,550
SOUTHERN CO                842587107       202,800       8,000    X                                                           8,000
SOUTHWEST GAS CORP         844895102       212,325       9,500    X                                                           9,500
SOVEREIGN BANCORP INC      845905108       134,640      11,000    X                                                          11,000
SUN MICROSYSTEMS INC       866810104       462,750      37,500    X                                                          37,500
SUNRISE ASSISTED LIVI      86768K106     2,570,413      88,300    X                                                          88,300
SUNTRUST BANKS INC         867914103       313,500       5,000    X                                                           5,000
SYSCO CORP                 871829107       671,232      25,600    X                                                          25,600
TARGET CORP                87612E106       451,550      11,000    X                                                          11,000
TBC CORP                   872180104       508,820      38,000    X                                                          38,000
TELEFONICA S A             879382208       212,103       5,292    X                                                           5,292
TEXAS INSTRUMENTS INC      882508104       280,000      10,000    X                                                          10,000
TJX COS INC                872540109       248,567       6,236    X                                                           6,236
T-NETIX INC                872597109       225,774      67,800    X                                                          67,800
TRICO BANCSHARES           896095106       693,427      36,500    X                                                          36,500
TRICON GLOBAL RESTAUR      895953107       393,600       8,000    X                                                           8,000
TYCO INTERNATIONAL         902124106       205,208       3,484    X                                                           3,484
U S BANCORP                902973304     1,025,696      49,006    X                                                          49,006
UNION PLANTERS CORP        908068109     3,393,776      75,200    X                                                          75,200
VECTOR GROUP LTD COM       92240M108     2,206,863      67,180    X                                                          67,180
WACHOVIA GROUP COM         929903102       336,336      10,725    X                                                          10,725
WAVE SYSTEMS CORP          943526103        70,112      31,300    X                                                          31,300
WEBSTER FINANCIAL COR      947890109     3,210,385     101,820    X                                                         101,820
                                       ------------  ----------                                                         ------------

Total                                   92,647,126   5,398,042                                                            5,398,042
                                       ============  ==========                                                         ============



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